CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (1,067)	$ (1,394)	$ 6,155	$ (17,643)
Add: Gain on disposal of subsidiary, net			(12,109)	0
Loss from operations of discontinued operations	0	429	763	2,679
Net loss attributable to Liquidmetal Technologies, Inc.	(1,067)	(965)	(5,191)	(14,964)
Adjustments to reconcile loss from operations to net cash used for operating activities:
Loss on disposal of asset			9	0
Loss attributable to noncontrolling interest of discontinued subsidiary	0	11	(587)	0
Depreciation and amortization	50	40	182	171
Amortization of debt discount			0	3,050
Stock-based compensation	102	44	553	142
Bad debt expense			0	40
(Gain) loss from change in value of warrants	0	11	(1,328)	23,341
Gain from change in value of conversion feature			0	(444)
Changes in operating assets and liabilities:
Trade accounts receivable	47	(72)	(192)	79
Note receivable			(200)	0
Inventories	0	7	7	0
Prepaid expenses and other current assets	71	632	539	(549)
Other assets	16	(129)	138	407
Accounts payable and accrued expenses	12	(533)	1,022	750
Deferred revenue	(19)	0	58	(23)
Other liabilities	248	(60)	(73)	187
Net cash (used in) provided by continuing operations	(540)	(1,014)	(5,063)	12,187
Changes in net assets and liabilities of discontinued operations (Note 14)	0	(1,297)	12,134	104
Net cash provided by (used in) operating activties	(540)	(2,311)	7,071	12,291
Investing Activities:
Purchases of property and equipment	0	(28)	(178)	(9)
Investment in patents and trademarks	(35)	0	0	(29)
Net cash (used in) investing activities	(35)	(28)	(178)	(38)
Financing Activities:
Proceeds from borrowings	750	0	0	2,708
Repayment of borrowings			0	(9,188)
Stock option exercised			13	0
Warrants exercised			0	1,002
Net cash provided by (used in) financing activities of continuing operations	750	0	13	(5,478)
Net cash used in financing activities of discontinued operations (Note 14)	0	478	(10,363)	(1,820)
Net cash used in financing activities	750	478	(10,350)	(7,298)
Effect of foreign exchange translation	0	100	(1,493)	53
Net (decrease) increase in cash and cash equivalents	175	(1,761)	(4,950)	5,008
Cash and cash equivalents at beginning of period	122	5,072	5,072	64
Cash and cash equivalents at end of period	$ 297	$ 3,311	$ 122	$ 5,072